Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	34 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	54 Months Ended	58 Months Ended	60 Months Ended	66 Months Ended	74 Months Ended	84 Months Ended	91 Months Ended	105 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000081186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Dorsey Wright ADR ETF
C000216698
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Dorsey Wright FSM All Cap World ETF
C000216699
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Dorsey Wright FSM US Core ETF
C000201033
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Dorsey Wright Short ETF
C000173320
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Focused Equity ETF
C000227805
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Gerber Kawasaki ETF
C000226855
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Hotel ETF
C000256704
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares HVAC and Industrials ETF
C000099071
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Insider Advantage ETF
C000237353
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares MSOS Daily Leveraged ETF
C000227806
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Psychedelics ETF
C000211119
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Pure Cannabis ETF
C000215439
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Pure US Cannabis ETF
C000223023
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Q Dynamic Growth ETF
C000092409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Ranger Equity Bear ETF
C000226856
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Restaurant ETF
C000105934
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares STAR Global Buy-Write ETF
C000194564
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AdvisorShares Vice ETF
Without Sales Load [Member] | C000081186
Average Annual Return [Line Items]
Average Annual Return, Percent		28.43%							9.72%						8.42%
Without Sales Load [Member] | C000216698
Average Annual Return [Line Items]
Average Annual Return, Percent		6.32%							9.00%	10.34%
Without Sales Load [Member] | C000216699
Average Annual Return [Line Items]
Average Annual Return, Percent		8.69%							13.49%	14.01%
Without Sales Load [Member] | C000201033
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%							(14.81%)			(14.05%)
Without Sales Load [Member] | C000173320
Average Annual Return [Line Items]
Average Annual Return, Percent		13.20%							14.83%					13.10%
Without Sales Load [Member] | C000227805
Average Annual Return [Line Items]
Average Annual Return, Percent		10.78%			(0.85%)
Without Sales Load [Member] | C000226855
Average Annual Return [Line Items]
Average Annual Return, Percent		12.24%				6.95%
Without Sales Load [Member] | C000256704
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%
Without Sales Load [Member] | C000099071
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%							13.39%						8.64%
Without Sales Load [Member] | C000237353
Average Annual Return [Line Items]
Average Annual Return, Percent		(95.00%)	(83.76%)
Without Sales Load [Member] | C000227806
Average Annual Return [Line Items]
Average Annual Return, Percent		47.29%		(39.84%)
Without Sales Load [Member] | C000211119
Average Annual Return [Line Items]
Average Annual Return, Percent		(43.36%)							(27.28%)		(32.38%)
Without Sales Load [Member] | C000215439
Average Annual Return [Line Items]
Average Annual Return, Percent		(67.40%)						(38.51%)
Without Sales Load [Member] | C000223023
Average Annual Return [Line Items]
Average Annual Return, Percent		14.42%					10.21%
Without Sales Load [Member] | C000092409
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.64%)							(16.25%)						(15.56%)
Without Sales Load [Member] | C000226856
Average Annual Return [Line Items]
Average Annual Return, Percent		24.36%				5.92%
Without Sales Load [Member] | C000105934
Average Annual Return [Line Items]
Average Annual Return, Percent		11.22%							8.48%						6.34%
Without Sales Load [Member] | C000194564
Average Annual Return [Line Items]
Average Annual Return, Percent		20.74%							9.79%				5.70%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		17.73%							11.16%						6.51%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		16.17%							13.65%	11.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%							16.64%	14.28%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%							16.64%			13.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%							16.64%					14.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%			11.14%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%				11.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	4.11%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.30%							15.96%						12.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%	17.11%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%		10.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%							16.64%		14.87%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%						14.13%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%					13.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%							16.64%						13.65%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%				11.83%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		16.17%							13.65%						9.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.16%							16.64%				13.74%